UNIVERSAL ANNUITY


SEMI-ANNUAL REPORTS
JUNE 30, 2001






                      THE TRAVELERS TIMED GROWTH AND INCOME
                      STOCK ACCOUNT FOR VARIABLE ANNUITIES

                      THE TRAVELERS TIMED SHORT-TERM
                      BOND ACCOUNT FOR VARIABLE ANNUITIES

                      THE TRAVELERS TIMED AGGRESSIVE
                      STOCK ACCOUNT FOR VARIABLE ANNUITIES





   [TRAVELERS LOGO]

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

  [TIMCO LOGO]       Travelers Investment Management Company ("TIMCO") provides equity management and advisory services for the following
                     Travelers Variable Product Separate Accounts contained in this report: The Travelers Timed Growth and Income Stock
                     Account for Variable Annuities, The Travelers Timed
                     Short-Term Bond Account for Variable Annuities and The
                     Travelers Timed Aggressive Stock Account for Variable
                     Annuities.

   [TRAVELERS LOGO]

THE TRAVELERS VARIABLE PRODUCT SEPARATE ACCOUNTS
INVESTMENT ADVISORY COMMENTARY AS OF JUNE 30, 2001



MARKET AND ECONOMIC OVERVIEW

The start of 2001 was rough for the U.S. stock market, which experienced its worst first-quarter performance in 40 years. In the midst of continued deterioration in corporate earnings and other signs of a slowing U.S. economy, the S&P 500(1) fell 6.69% for the six months ended June 30, 2001. The U.S. Federal Reserve Board (the "Fed") responded by aggressively lowering short-term interest rates, cutting the federal funds rate(2) six times during the first half of the year, for a total decrease of 2.75%.

In response to the Fed's rate cuts, bonds on the shorter end of the yield curve(3) experienced a rally that extended through June 2001. (Typically, as interest rates fall, the prices of existing bonds increase.) Total returns for bonds across the board were positive, with the exception of the high yield sector, which suffered from an increase in default rates.

Equity markets initially responded well to the Fed's interest rate cuts. After a brief rally, however, a wave of deteriorating economic data, negative earnings preannouncements and fears of a Japanese financial crisis overwhelmed investor confidence. At the time of this report, stock markets lay battered and well below even end-of-2000 levels, and measures of consumer and business confidence eroded significantly.

It is our view that the U.S. economy is following the script of a classic boom-bust cycle, which is characterized by the excess capacity and inventory-building that often occur after periods of very strong cyclical demand. In such circumstances, lower interest rates may not provide an instant cure for the ailing stock markets. Time and patience may be required to absorb or shut down excess capacity, and to work down or write off excess inventory.

Looking forward, we expect the economy to start to show signs of improvement as the beneficial effects of the Fed's interest rate cuts begin to materialize. Because inflation has remained in check, the Fed appears to be in a good position to further reduce interest rates if necessary. We expect the Fed to enact at least one more interest rate cut before the end of 2001.

As a result, we expect to see the stock market working its way to higher levels in the months and quarters ahead. Any further reduction in interest rates between now and year-end 2001 should bolster investment returns for fixed income securities as well.


SANDIP A. BHAGAT, CFA, PRESIDENT AND CHIEF INVESTMENT OFFICER, TRAVELERS INVESTMENT MANAGEMENT COMPANY


-----------

(1) The Standard & Poor's 500 Index ("S&P 500") is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest in an index.
   (2) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
(3) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

                                TABLE OF CONTENTS



                                                                                                 PAGE
-----------------------------------------------------------------------------------------------------

THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES............................................................................ 3

THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES................................16

THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES...............................24

                                  THE TRAVELERS
                             TIMED GROWTH AND INCOME
                                  STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES


The Travelers Timed Growth and Income Stock Account for Variable Annuities ("Account TGIS") is managed by the Travelers Investment Management Company ("TIMCO"). TIMCO manages Account TGIS to provide diversified exposure to the large-company segment of the U.S. equity market, while maintaining a highly marketable portfolio of common stocks and related financial instruments in order to accommodate cash flows associated with market-timing moves. Stock selection is based on a quantitative screening process favoring companies that are able to grow earnings above consensus expectations and offer attractive relative value. In order to achieve consistent relative performance, we manage the portfolio to mirror the overall risk, sector weightings and growth/value style characteristics of the Standard & Poors 500 Stock Index ("S&P 500"). The S&P 500 is a value-weighted equity index comprised primarily of large-company stocks.

For the six months ending June 30, 2001, Account TGIS declined 7.6%, before fees and expenses, underperforming the S&P 500 loss of 6.7%. Net of fees and expenses, Account TGIS's total loss of 8.9% for the first half of 2001 was comparable to the loss of 8.1% median return for variable annuity stock accounts in the Lipper Large Cap Core category. On a trailing twelve month basis as of June 30, 2001 Account TGIS had a total loss of 19.5%, net of fees and expenses, slightly higher than the Lipper Growth & Income median loss of 17.0%. A discussion of portfolio performance in each of the first two quarters of 2001 is presented next.

Our stock selection models produced mixed results in the first two quarters of 2001. Stocks rated well by our models based on rising earnings expectations and price momentum did not perform well. Our valuation signals did produce good relative performance. Our underperformance was largely attributable to an incremental growth bias where our earnings-related signals create a marginal overweight position in higher earnings growth stocks. Higher growth stocks underperformed early in 2001 as investors forced valuation multiples on such stocks lower.

Our performance attribution analysis for the first quarter indicates that stock selection was unfavorable in the Technology sector, modestly below benchmark in Health Care and Utilities and neutral in the other sectors.

The Technology sector performed poorly as the parade of earnings disappointments continued. Our overweight positions in Sun Microsystems, Inc., Sanmina Corp. and TranSwitch Corp. suffered in the first quarter as the steep slowdown in demand and pricing continued to lead earnings estimates lower. We were helped somewhat by underweight positions in Computer Sciences, as the company pre-announced a negative quarter, and Yahoo, which was weak on concerns of the demise of dot.com advertising industry.

In the Health Care sector, we were negatively impacted by our overweight position in Applera Corp.-Applied Biosystems Group after the company warned that its earnings would be lower on delayed shipments and weaker foreign currencies. Winners from the preceding year such as Trigon Healthcare fell prey to profit-taking early in the first quarter. In the Utilities sector, our positions in higher growth wireless companies such as Sprint Corp.-PCS Group and Nextel Communications, Inc. underperformed as investors revised their valuations downwards in the face of a weaker economy.

During the second quarter of 2001, stock selection was favorable in the Health Care and Consumer Discretionary sectors but adverse in the Financial Services sector. In the Health Care sector, our positions in relatively stable growth companies such as Trigon Healthcare and Tenet Healthcare were rewarded with higher valuations. Johnson & Johnson acquired Alza, a research-based pharmaceuticals company that we had emphasized, in a stock swap towards the end of June. In the Consumer Discretionary sector, consumer cyclical stocks such as Best Buy, Circuit City Stores and Tiffany & Co. moved higher on hopes of an economic recovery and helped portfolio performance.

In the Financial Services sector, anticipated earnings shortfalls at J.P. Morgan & Company, Inc., CIGNA Corp., Bank of New York and Knight Trading Group hurt relative performance. Our underweight position in Citigroup, one of the few bright lights within the sector and a stock we are restricted from owning, adversely affected performance.

The U.S. stock market continues to experience a high level of volatility as hopes of a recovery based on monetary and fiscal stimulus clash with ongoing evidence of weak corporate profits and lack of earnings visibility in the intermediate term. In our disciplined approach to stock selection, we screen our research universe of over 1,000 large cap securities for companies that offer improving earnings fundamentals at discounted stock valuations. We continue to focus on this dual theme of low valuations and improving earnings outlook as the basis of our stock selection.

PORTFOLIO MANAGER:  SANDIP A. BHAGAT, CFA


                                  [TIMCO LOGO]

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2001


ASSETS:
  Investment securities, at market value (cost $136,675,101) ........                   $ 122,473,592
  Receivables:
    Dividends .......................................................                         104,218
    Investment securities sold ......................................                          13,234
    Purchase payments and transfers from other Travelers accounts ...                         114,169
    Variation on futures margin .....................................                          15,875
Other assets ........................................................                         211,551
                                                                                      ----------------

      Total Assets ..................................................                     122,932,639
                                                                                      ----------------


LIABILITIES:
  Cash overdraft ....................................................                              61
  Payables:
    Contract surrenders and transfers to other Travelers accounts ...                         131,927
    Investment management and advisory fees .........................                           8,665
    Market timing fees ..............................................                          33,501
    Insurance charges ...............................................                          33,501
  Accrued liabilities ...............................................                         179,988
                                                                                      ----------------

      Total Liabilities .............................................                         387,643
                                                                                      ----------------

NET ASSETS:
  (Applicable to 28,756,599 units outstanding at $4.262 per unit) ...                   $ 122,544,996
                                                                                      ================


                        See Notes to Financial Statements

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001


INVESTMENT INCOME:
  Dividends .......................................................         $ 823,373
  Interest ........................................................           370,910
                                                                     -----------------
    Total income ..................................................                         $ 1,194,283

EXPENSES:
  Market timing fees ..............................................           894,630
  Investment management and advisory fees .........................           231,387
  Insurance charges ...............................................           894,630
                                                                     -----------------

    Total expenses ................................................                           2,020,647
                                                                                        ----------------

      Net investment loss .........................................                            (826,364)
                                                                                        ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................       102,192,243
    Cost of investment securities sold ............................       104,368,586
                                                                     -----------------

      Net realized loss ...........................................                          (2,176,343)

Change in unrealized gain (loss) on investment securities:
  Unrealized loss at December 31, 2000 ............................          (282,271)
  Unrealized loss at June 30, 2001 ................................       (14,201,509)
                                                                     -----------------

    Net change in unrealized loss for the period ..................                         (13,919,238)
                                                                                        ----------------

      Net realized loss and change in unrealized loss .............                         (16,095,581)
                                                                                        ----------------

Net decrease in net assets resulting from operations ..............                       $ (16,921,945)
                                                                                        ================



                        See Notes to Financial Statements

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                              SIX MONTHS
                                                                                ENDED           YEAR ENDED
                                                                               JUNE 30,        DECEMBER 31,
                                                                                 2001              2000
                                                                                 ----              ----
                                                                              (UNAUDITED)
OPERATIONS:
  Net investment loss ................................................         $ (826,364)     $ (1,237,855)
  Net realized loss from investment security transactions ............         (2,176,343)       (4,164,920)
  Net change in unrealized loss on investment securities .............        (13,919,238)      (16,895,374)
                                                                         -----------------  ----------------

    Net decrease in net assets resulting from operations .............        (16,921,945)      (22,298,149)
                                                                         -----------------  ----------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 1,235,716 and 1,454,001 units, respectively)  .....          5,436,357         7,472,990
  Participant transfers from other Travelers accounts
    (applicable to 340,123 and 1,004,002 units, respectively)  .......          2,809,630         5,153,825
  Market timing transfers from other Travelers timed accounts
    (applicable to 11,373,598 and 14,294,411 units, respectively)  ...         50,704,149        75,915,864
  Administrative charges
    (applicable to 20,490 and 29,477 units, respectively)  ...........            (87,439)         (144,335)
  Contract surrenders
    (applicable to 2,069,210 and 3,871,785 units, respectively)  .....         (9,082,792)      (19,979,779)
  Participant transfers to other Travelers accounts
    (applicable to 1,017,525 and 1,413,776 units, respectively)  .....         (4,469,006)       (7,333,000)
  Market timing transfers to other Travelers timed accounts
    (applicable to 8,713,182 and 9,672,562 units, respectively)  .....        (35,140,531)      (49,102,256)
  Other payments to participants
    (applicable to 63,525 and 83,559 units, respectively)  ...........           (277,572)         (425,137)
                                                                         -----------------  ----------------

    Net increase in net assets resulting from unit transactions ......          9,892,796        11,558,172
                                                                         -----------------  ----------------

      Net decrease in net assets .....................................         (7,029,149)      (10,739,977)

NET ASSETS:
    Beginning of period ..............................................        129,574,145       140,314,122
                                                                         -----------------  ----------------

    End of period ....................................................      $ 122,544,996     $ 129,574,145
                                                                         =================  ================



                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Timed Growth and Income Stock Account for Variable Annuities ("Account TGIS") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Account TGIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into market timing service agreements with an affiliate of The Travelers, which provide for the transfer of participants' funds to certain other timed accounts of The Travelers, at the discretion of the market timer.

    The following is a summary of significant accounting policies consistently followed by Account TGIS in the preparation of its financial statements.

    SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    FUTURES CONTRACTS. Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

    It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

    Futures contracts purchased by Account TGIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. However, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

    OPTIONS. Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation.

    REPURCHASE AGREEMENTS. When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

    FEDERAL INCOME TAXES. The operations of Account TGIS form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under the existing federal income tax law no taxes are payable on the investment income and capital gains of Account TGIS. Account TGIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $74,943,665 and $42,729,563, respectively; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $3,217,677 and $5,089,633, respectively, for the six months ended June 30, 2001. Realized gains and losses from investment security transactions are reported on an identified cost basis.

    Account TGIS placed a portion of its security transactions with brokerage firms which are affiliates of The Travelers. The commissions paid to these affiliated firms was $10,928 for the year ended December 31, 2000 and there were no commissions paid to these affiliated firms for the six months ended June 30, 2001.

    At June 30, 2001, Account TGIS held 5 open S&P 500 Stock Index futures contracts expiring in September, 2001. The underlying face value, or notional value, of these contracts at June 30, 2001 amounted to $1,539,625. In connection with these contracts, short-term investments with a par value of $155,000 had been pledged as margin deposits.

    Net realized gains (losses) resulting from futures contracts were $533,855 and ($4,545,135) for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively. These gains (losses) are included in the net realized gain (losses) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for June 30, 2001 is shown on the Statement of Assets and Liabilities as a receivable for variation on futures margin.

3.  CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TGIS's average net assets. These fees are paid to Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

    A market timing fee equivalent on an annual basis to 1.25% of the average net assets of Account TGIS is deducted for market timing services. The Travelers deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC (formerly Copeland Financial Services, Inc.), a registered investment adviser and an affiliate of The Travelers which provides market timing services to participants in Account TGIS.

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%. Additionally, for contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $31,247 and $86,762 of contingent deferred sales charges for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively.

4.  SUPPLEMENTARY INFORMATION
    (Selected data for a unit outstanding throughout each period.)


                                                                    SIX
                                                                   MONTHS
                                                                   ENDED             FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30,     (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                 ----------  -----------------------------------------------
                                                                    2001       2000      1999     1998      1997      1996
                                                                    ----       ----      ----     ----      ----      ----
SELECTED PER UNIT DATA:
    Total investment income....................................  $ .035      $  .094   $  .076   $ .064   $  .075   $  .061
    Operating expenses.........................................    .062         .145      .136     .110      .090      .069
                                                                 ---------   --------  --------  -------  --------  --------

    Net investment loss........................................    (.027)      (.051)    (.060)   (.046)    (.015)    (.008)

    Unit value at beginning of period..........................    4.679       5.394     4.468    3.526     2.717     2.263
    Net realized and change in unrealized gains (losses).......    (.390)      (.664)     .986     .988      .824      .462
                                                                 ---------    -------  --------  -------  --------  --------

    Unit value at end of period................................  $ 4.262     $ 4.679   $ 5.394   $4.468   $ 3.526   $ 2.717
                                                                 =========   ========  ========  =======  ========  ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value......................  $ (.42)     $ (.72)       .93      .94       .81       .45
    Ratio of operating expenses to average net assets*.........    2.82%       2.82%     2.82%    2.82%     2.82%     2.82%
    Ratio of net investment loss to average net assets*........  (1.25)%      (.98)%    (1.25)%  (1.16)%    (.45)%    (.34)%
    Number of units outstanding at end of period (thousands)...   28,757      27,691    26,010   25,192    60,312    68,111
    Portfolio turnover rate....................................      33%         59%       51%      81%       63%       81%


   *Annualized

              THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2001


                            NO. OF        MARKET
                            SHARES        VALUE
                           ----------  -----------

COMMON STOCK (98.6%)

 AEROSPACE (0.7%)
  Boeing Co.                  14,330   $  796,748
                                       -----------

 AUTOMOTIVE (0.7%)
  Ford Motor Co.              17,518      430,067
  General Motors Corp.         6,200      398,970
                                       -----------
                                          829,037
                                       -----------
 BANKING (6.6%)
  Bank of America Corp.       15,013      901,230
  Bank of New York            14,530      697,440
  Bank One Corp.              20,602      737,552
  Capital One Financial
    Corp.                      5,710      342,600
  Fifth Third BanCorp          6,780      407,173
  FleetBoston Financial
    Corp.                     21,764      858,590
  J.P. Morgan Chase & Co.     25,322    1,129,361
  MBNA Corp.                  16,080      529,836
  National City Corp.         18,500      569,430
  State Street Corp.           5,820      288,032
  U.S. Bancorp                24,890      567,243
  Wells Fargo & Co.           21,980    1,020,531
                                       -----------
                                        8,049,018
                                       -----------
 BEVERAGE (2.3%)
  Adolph Coors Co.             4,160      208,749
  Anheuser-Busch Cos.         14,530      598,636
  Coca-Cola Co.               28,860    1,298,700
  PepsiCo., Inc.              16,750      740,350
                                       -----------
                                        2,846,435
                                       -----------
 BROKERAGE (2.9%)
  Bear Stearns Cos.,
    Inc.                       5,040      297,209
  Charles Schwab Corp.        12,880      197,064
  Lehman Brothers
    Holding, Inc.             10,070      782,942
  Merrill Lynch & Co.         17,620    1,043,985
  Morgan Stanley Dean
    Witter & Co.              19,350    1,242,851
                                       -----------
                                        3,564,051
                                       -----------
 BUILDING MATERIALS (0.4%)
  Centex Corp.                 6,200      252,650
  Masco. Corp.                 8,620      215,155
                                       -----------
                                          467,805
                                       -----------



                            NO. OF        MARKET
                            SHARES        VALUE
                           ----------  -----------
 CAPITAL GOODS (0.7%)
  Applied Materials,
    Inc. (A)                   9,010   $  447,707
  Nucor Corp.                  1,840       89,958
  Parker-Hannifin              6,580      279,255
  Tellabs, Inc. (A)            4,650       88,885
                                       -----------
                                          905,805
                                       -----------
 CHEMICALS (1.2%)
  Air Products &
    Chemicals, Inc.            5,520      252,540
  Dow Chemical Co.             9,818      326,448
  E.I. Dupont de Nemours
    & Co.                     11,244      542,411
  Eastman Chemical Co.         2,610      124,314
  Praxair, Inc.                1,840       86,480
  Rohm & Haas Co.              5,040      165,816
                                       -----------
                                        1,498,009
                                       -----------
 CONGLOMERATES (6.4%)
  General Electric Co.       111,660    5,443,425
  Honeywell International,
    Inc. (A)                   9,100      318,409
  Minnesota Mining &
    Manufacturing Co.          2,610      297,801
  Tyco International Ltd.     23,748    1,294,266
  United Technologies
    Corp.                      5,710      418,315
                                       -----------
                                        7,772,216
                                       -----------
 CONSUMER (1.7%)
  Alberto Culver Co.           6,970      293,019
  Black & Decker Corp.         2,810      110,883
  Colgate-Palmolive Co.        9,970      588,130
  Kimberly Clark Corp.         6,020      336,518
  Procter & Gamble Co.        11,110      708,818
                                       -----------
                                        2,037,368
                                       -----------
 DEFENSE (0.4%)
  Lockheed Martin Corp.       14,330      530,927
                                       -----------

 ENTERTAINMENT (1.9%)
  Carnival Corp.              12,100      371,470
  Harrah's Entertainment
    (A)                        9,010      318,053
  Viacom, Inc. (A)            17,782      920,218
  Walt Disney Co.             22,683      655,312
                                       -----------
                                        2,265,053
                                       -----------
 FINANCE (1.6%)
  American Express Co.        23,730      920,724
  Household Finance Corp.      9,680      645,656
  Knight Trading Group
    (A)                       10,650      113,689
  Providian Financial
    Corp.                      5,420      320,864
                                       -----------
                                        2,000,933
                                       -----------

                            NO. OF        MARKET
                            SHARES        VALUE
                           ----------   ----------
 FOOD (1.3%)
  General Mills, Inc.          8,040    $ 351,991
  Hershey Foods                4,750      293,123
  Sysco Corp.                 21,400      581,010
  Tricon Global
    Restaurants (A)            8,620      378,418
                                       -----------
                                        1,604,542
                                       -----------
 HEALTHCARE (2.6%)
  Abbott Laboratories         10,750      516,107
  Appelera Corp.-Applied
    Biosystems Group           5,330      142,578
  Cardinal Health, Inc.       10,460      721,740
  HCA-The Healthcare
    Company                   11,230      507,484
  Tenet Healthcare (A)         9,010      464,826
  Trigon Healthcare (A)        5,710      370,293
  UnitedHealth Group, Inc.     7,360      454,480
                                       -----------
                                        3,177,508
                                       -----------
 INDEPENDENT ENERGY (0.6%)
  Apache Corp.                 4,550      230,912
  Burlington Resources         5,130      204,944
  Entergy Corp.                8,130      312,111
                                       -----------
                                          747,967
                                       -----------
 INSURANCE (4.5%)
  Allstate Corp.              13,650      600,463
  Ambac Financial Group,
    Inc.                       5,520      321,264
  American General Corp.       5,230      242,933
  ChoicePoint, Inc. (A)          710       29,856
  Chubb Corp.                  5,710      442,125
  CIGNA Corp.                  3,100      297,042
  International Lease
    Finance Corp.             25,182    2,165,652
  Lincoln National Corp.       8,420      435,735
  MBIA Inc.                    6,970      388,090
  MGIC Investment              7,750      562,960
                                       -----------
                                        5,486,120
                                       -----------
 INTEGRATED ENERGY (5.8%)
  Anadarko Petroleum           3,490      188,565
  Chevron Corp.                7,460      675,130
  Conoco, Inc.                 6,588      190,393
  Exxon Mobil Corp.           38,790    3,388,306
  Kerr Mcgee Corp.             1,450       96,092
  Occidental Petroleum
    Corp.                      4,550      120,984
  Phillips Petroleum Co.       2,910      165,870
  Royal Dutch Petroleum
    Co.                       23,140    1,348,368
  Texaco, Inc.                 6,000      399,600
  Unocal Corp.                 4,840      165,286
  USX-Marathon Group           3,290       97,088
  Williams Cos.                8,230      271,179
                                       -----------
                                        7,106,861
                                       -----------
 LODGING (0.4%)
  Marriott International,
    Inc.                       9,010      426,533
                                       -----------

                                 NO. OF       MARKET
                                 SHARES        VALUE
                                ----------  -----------
 MEDIA  (1.8%)
  Clear Channel                             $
    Communications, Inc. (A)        6,580      412,566
  Comcast Corp. (A)                15,590      675,827
  Gannett Company, Inc.             4,650      306,435
  Knight-Ridder, Inc.               5,040      298,872
  Mcgraw-Hill Companies             6,580      435,267
  Tribune Co.                       3,200      128,032
                                            -----------
                                             2,256,999
                                            -----------
 METALS (0.6%)
  Alcan Aluminum Ltd.               2,230       93,705
  Alcoa, Inc.                      10,798      425,441
  Barrick Gold Corp.                8,420      127,563
  Phelps Dodge Corp.                2,910      120,765
                                            -----------
                                               767,474
                                            -----------
 NATURAL GAS PIPELINE (0.7%)
  Dynegy Inc.                       3,680      171,120
  Enron Corp.                      13,940      683,060
                                            -----------
                                               854,180
                                            -----------
 OIL FIELD (0.6%)
  Baker Hughes, Inc.                3,680      123,280
  Halliburton Co.                   5,330      189,748
  Schlumberger Ltd.                 6,000      315,900
  Transocean Sedco
    Forex, Inc.                     3,225      133,031
                                            -----------
                                               761,959
                                            -----------
 PAPER (0.7%)
  Avery Dennison Corp.              3,100      158,255
  Georgia-Pacific Group             4,070      137,769
  International Paper Co.           9,200      328,440
  Mead Corp.                        3,570       96,890
  Weyerhaeuser Co.                  2,420      133,027
                                            -----------
                                               854,381
                                            -----------
 PHARMACEUTICALS (10.1%)
  Allergan, Inc.                    4,160      355,680
  American Home Products
    Corp.                          13,420      784,265
  Amgen, Inc. (A)                  13,270      811,461
  Baxter International,
    Inc.                            6,980      342,020
  Biomet, Inc.                      7,360      353,427
  Bristol-Myers Squibb
    Co.                            19,270    1,007,821
  Eli Lilly & Co.                   9,040      668,960
  Forest Laboratories,
    Inc. (A)                        6,100      433,100
  Johnson & Johnson                45,918    2,295,900
  MedImmune, Inc. (A)               2,230      105,747
  Merck & Co., Inc.                23,530    1,503,802
  Pfizer, Inc.                     65,690    2,630,884
  Pharmacia Corp.                  13,830      635,489
  Schering-Plough Corp.            10,930      396,103
                                            -----------
                                            12,324,659
                                            -----------
 RAILROADS (0.4%)
  Burlington Northern
    Santa Fe                        7,500      226,275
  Union Pacific                     4,200      230,622
                                            -----------
                                               456,897
                                            -----------
 REFINING (0.1%)
  Tosco Corp.                       3,200      140,960
                                            -----------

                              NO. OF       MARKET
                              SHARES       VALUE
                             ---------   ----------
 RETAILERS (6.4%)
  Bed Bath & Beyond,
    Inc. (A)                   11,520    $ 348,422
  Best Buy Company,
    Inc. (A)                    5,040      320,141
  CDW Computer Centers,
    Inc. (A)                    4,360      173,332
  Circuit City Store, Inc.     14,000      252,000
  CVS Corp.                     4,160      160,576
  Federated Department
    Stores (A)                  8,620      366,350
  Gap Inc.                     10,650      308,850
  Home Depot, Inc.             32,390    1,507,754
  Kohl's Corp. (A)             11,810      740,841
  Sears Roebuck & Co.          10,460      442,563
  Tiffany & Co.                13,850      501,647
  Walgreen Co.                 11,040      377,016
  Wal-Mart Stores, Inc.        46,680    2,277,984
                                        -----------
                                         7,777,476
                                        -----------
 SERVICES (5.8%)
  Biogen, Inc. (A)              1,840       99,967
  Cendant Corp. (A)            15,690      305,955
  Manpower, Inc.                7,650      228,735
  Medtronic, Inc.               9,680      445,377
  Microsoft (A)                58,200    4,173,813
  Oracle Corp. (A)             73,310    1,406,452
  Paychex, Inc.                10,940      437,545
                                        -----------
                                         7,097,844
                                        -----------
 SUPERMARKETS (0.6%)
  Kroger Co. (A)                9,590      239,750
  Safeway, Inc. (A)            10,983      527,184
                                        -----------
                                           766,934
                                        -----------
 TECHNOLOGY (16.7%)
  Adobe Systems, Inc.           6,580      309,753
  Agilent Technologies,
    Inc. (A)                    5,420      176,150
  Altera Corp. (A)              8,330      243,403
  AOL Time Warner (A)          52,340    2,774,020
  Applied Micro Circuits (A)   10,940      189,481
  Automatic Data Processing     4,650      231,105
  Cisco Systems, Inc. (A)      83,670    1,521,957
  Compaq Computer Corp.        19,148      296,603
  Computer Associates
    International               8,130      292,680
  Comverse Technology,
    Inc. (A)                    5,040      289,120
  Corning, Inc.                14,720      245,971
  Dell Computer Corp. (A)      24,310      637,530
  Electronic Data Systems       9,780      611,250
  EMC Corp. (A)                21,400      621,670
  First Data Corp.              9,010      578,892
  Hewlett Packard Co.          14,330      409,838
  Intel Corp.                  77,010    2,262,169
  International Business
    Machines Corp.             19,480    2,201,240
  ITT Industries               10,570      467,722
  JDS Uniphase Corp. (A)       15,010      190,777
  Lam Research (A)              8,230      243,402
  Linear Technology Corp.       5,520      245,419
  LSI Logic (A)                11,330      213,004
  Lucent Technologies          28,596      177,295
  Mercury Interactive Co. (A)   1,740      103,730
  Micron Technologies,
    Inc. (A)                   14,240      585,264


                              NO. OF      MARKET
                              SHARES      VALUE
                             ---------  -----------
 TECHNOLOGY (CONTINUED)
  Motorola, Inc.               16,560   $  274,234
  Network Appliance Corp. (A)   3,780       50,652
  PerkinElmer, Inc.             5,220      143,707
  Pitney Bowes                  7,800      328,536
  QUALCOMM, Inc. (A)            9,010      522,715
  Sanmina Corp. (A)            12,780      301,991
  Scientific-Atlanta, Inc.      9,390      381,234
  Siebel Systems, Inc. (A)      5,710      268,598
  Sun Microsystems, Inc. (A)   49,580      788,322
  Texas Instruments, Inc.      24,600      774,900
  TranSwitch Corp. (A)         14,140      155,469
  VERITAS Software Corp. (A)    3,680      243,782
  Xilinx, Inc. (A)              2,910      119,077
                                        -----------
                                         20,472,662
                                        -----------
 TELECOMMUNICATIONS (5.9%)
  ALLTEL Corp.                  4,550      278,733
  AT&T Corp.-Wireless Group    37,900      833,800
  BellSouth Corp.              16,750      674,522
  Broadcom Corp. (A)            2,610      110,925
  Global Crossing Ltd. (A)      7,840       67,738
  Nextel Communications,
    Inc. (A)                   20,920      364,322
  Nortel Networks Corp.        26,630      242,067
  Qwest Communications
    International              19,576      623,887
  SBC Communications, Inc.     39,888    1,597,913
  Sprint Corp. - PCS Group     22,920      553,518
  Verizon Global Funding
    Corp.                      26,176    1,400,416
  WorldCom, Inc. (A)           34,496      499,675
                                        -----------
                                         7,247,516
                                        -----------
 TOBACCO (1.3%)
  Philip Morris Cos.           31,760    1,611,820
                                        -----------

 U.S. AGENCY (1.4%)
  Federal Home Loan
    Mortgage Corp.              9,680      677,600
  Federal Association
    National Mortgage          12,100    1,030,315
                                        -----------
                                         1,707,915
                                        -----------
 UTILITIES (2.8%)
  AES Corp. (A)                10,170      437,819
  Calpine Corp. (A)             8,810      333,018
  Dominion Resources, Inc.      7,460      448,570
  Exelon Corp.                  8,620      552,714
  FirstEnergy Corp.            14,040      451,526
  FPL Group, Inc.               8,330      501,549
  Mirant Corp. (A)              1,808       62,195
  Montana Power Co. (A)         4,840       56,144
  Southern Co.                  4,550      105,788
  TXU Corp                     10,750      518,043
                                        -----------
                                         3,467,366
                                        -----------

  TOTAL COMMON STOCK
   (COST $134,881,625)                 120,679,978
                                       ------------


                                 PRINCIPAL     MARKET
                                  AMOUNT       VALUE
                                 ----------  -----------
SHORT-TERM INVESTMENTS (1.4%)
 COMMERCIAL PAPER (1.3%)
  Household Finance
    Corp., 4.20% due
    July 2, 2001                $1,640,000   $1,639,811
                                             -----------

 U.S. TREASURY (0.1%)
  United States of
  America Treasury,
   4.10% due August 16,
   2001 (B)                         50,000       49,782
  United States of
  America Treasury,
   4.00% due October 4,
   2001 (B)                        105,000      104,021
                                             -----------
                                                153,803
                                             -----------

   TOTAL SHORT-TERM
     INVESTMENTS (COST $1,793,476)            1,793,614
                                             ------------

                                  NOTIONAL
                                   VALUE
                                 ----------
FUTURES CONTRACTS (0.0%)
 S&P 500 Stock Index,
  Exp. September, 2001
    (C)                          $1,539,625              -
                                               -----------

  TOTAL INVESTMENTS (100%)
   (COST $136,675,101) (D)                    $122,473,592

                                               ===========

NOTES

(A) Non-income Producing Security.

(B) Par value of $155,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TGIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TGIS uses futures contracts as a substitute for holding individual securities.

(D) At June 30, 2001, net unrealized depreciation for all securities was $14,201,509. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $7,304,101 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $21,505,610.



                        See Notes to Financial Statements

                                  THE TRAVELERS
                                TIMED SHORT-TERM
                                  BOND ACCOUNT
                             FOR VARIABLE ANNUITIES



The growth rate of the economy continued to slow throughout the first half of 2001 as it has done since late 2000. Gross Domestic Product growth for the second quarter is expected to be 0.6%, down from 1.2% in the first quarter. This continues the slowing growth first evidenced by the 1% growth of the fourth quarter. The economy isn't expected to pick up until very late this year, but perhaps as late as the second half of 2002. The unemployment rate rose again during the quarter to a 4.5% rate at the end of June, up from 4.3% at the end of March and up 0.5% for the first half of 2001.

The yield on the long bond ended June at 5.76%, up from 5.46% at year-end. The Federal Open Market Committee reduced the Federal Reserve Board ("Fed") Funds target rate during the half from 6.50% to 3.75%, down 275 basis points from December's level. The Fed's bias remains towards economic weakness, signifying it is greatly concerned by the degree and pace of the economic slowing. Most estimates are for further rate reductions of 25 to 50 basis points by the end of the year.

The strategy in management of The Travelers Timed Short-Term Bond Account for Variable Annuities short-term assets will be to increase the average life (currently 28 days) of the portfolio to 35-40 days in an effort to take advantage of further rate cuts. As of June 30 the asset size of the portfolio was $95 million, a decrease of $20 million from year-end, with an average yield of 3.91%.



PORTFOLIO MANAGER: EMIL J. MOLINARO JR.


                                  [TIMCO LOGO]

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2001


ASSETS:
  Investment securities, at market value (cost $95,491,433)........................          $ 95,481,928
  Receivables:
    Interest.......................................................................                41,017
    Purchase payments and transfers from other Travelers accounts .................                81,779
  Other assets.....................................................................                28,732
                                                                                          ----------------

Total Assets ......................................................................            95,633,456
                                                                                          ----------------


LIABILITIES:
  Cash overdraft ..................................................................                38,248
  Payables:
    Contract surrenders and transfers to other Travelers accounts..................               136,055
    Investment management and advisory fees .......................................                 6,762
    Market timing fees ............................................................                26,143
    Insurance charges .............................................................                26,143
  Accrued liabilities..............................................................                30,180
                                                                                          ----------------

      Total Liabilities ...........................................................               263,531
                                                                                          ----------------

NET ASSETS:
  (Applicable to 61,646,982 units outstanding at $1.547 per unit) .................          $ 95,369,925
                                                                                          ================


                        See Notes to Financial Statements

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001


INVESTMENT INCOME:
  Interest ...........................................................                       $ 1,911,907


EXPENSES:
  Market timing fees ................................................        $ 477,379
  Investment management and advisory fees ...........................          123,470
  Insurance charges .................................................          477,379
                                                                      -----------------

Total expenses ......................................................                          1,078,228
                                                                                         ----------------

Net investment income ...............................................                            833,679
                                                                                         ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold.........................       65,364,239
    Cost of investment securities sold ..............................       65,315,833
                                                                      -----------------

      Net realized gain  ............................................                             48,406

  Change in unrealized gain (loss) on investment securities:
    Unrealized loss at December 31, 2000 ............................          (43,285)
    Unrealized loss at June 30, 2001 ................................           (9,505)
                                                                      -----------------

      Net change in unrealized gain (loss) for the period............                             33,780
                                                                                         ----------------

        Net realized gain and change in unrealized gain (loss)  .....                             82,186
                                                                                         ----------------

Net increase in net assets resulting from operations ................                          $ 915,865
                                                                                         ================


                        See Notes to Financial Statements

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS



                                                                            SIX MONTHS
                                                                              ENDED           YEAR ENDED
                                                                             JUNE 30,        DECEMBER 31,
                                                                               2001              2000
                                                                               ----              ----
                                                                            (UNAUDITED)
OPERATIONS:
  Net investment income ...........................................          $    833,679     $   5,625,700
  Net realized gain (loss) from investment security transactions ..                48,406            (3,577)
  Net change in unrealized gain (loss) on investment securities ...                33,780           (76,272)
                                                                         -----------------  ----------------

    Net increase in net assets resulting from operations ..........               915,865         5,545,851
                                                                         -----------------  ----------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 2,037,512 and 5,766,361 units, respectively)  ..             3,140,485         8,626,833
  Participant transfers from other Travelers accounts
    (applicable to 1,057,525 and 3,792,184 units, respectively)  ..             1,628,945         5,668,335
  Market timing transfers from other Travelers timed accounts
    (applicable to 33,051,057 and 52,637,447 units, respectively) .            50,876,979        77,810,899
  Administrative  charges
    (applicable to 44,995 and 104,888 units, respectively)  .......               (69,593)         (158,232)
  Contract surrenders
    (applicable to 3,086,496 and 16,299,699 units, respectively) ..            (4,754,347)      (24,353,003)
  Participant transfers to other Travelers accounts
    (applicable to 1,462,348 and 6,267,735 units, respectively)  ..            (2,252,477)       (9,368,541)
  Market timing transfers to other Travelers timed accounts
    (applicable to 44,903,197 and 73,727,663 units, respectively) .           (68,615,139)     (110,097,542)
  Other payments to participants
    (applicable to 113,949 and 349,909 units, respectively)  ......              (175,701)         (521,830)
                                                                         -----------------  ----------------

    Net decrease in net assets resulting from unit transactions ...           (20,220,848)      (52,393,081)
                                                                         -----------------  ----------------

      Net decrease in net assets ..................................           (19,304,983)      (46,847,230)

NET ASSETS:
  Beginning of period .............................................           114,674,908       161,522,138
                                                                         -----------------  ----------------

  End of period ...................................................          $ 95,369,925     $ 114,674,908
                                                                         =================  ================


                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Timed Short-Term Bond Account for Variable Annuities ("Account TSB") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Account TSB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into market timing service agreements with an affiliate of The Travelers, which provide for the transfer of participants' funds to certain other timed accounts of The Travelers, at the discretion of the market timers.

    The following is a summary of significant accounting policies consistently followed by Account TSB in the preparation of its financial statements.

    SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities, using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems in good faith to be fair.

    Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    REPURCHASE AGREEMENTS. When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

    FEDERAL INCOME TAXES. The operations of Account TSB form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TSB. Account TSB is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.  CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TSB's average net assets. These fees are paid to Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

    A market timing fee equivalent on an annual basis to 1.25% of the average net assets of Account TSB is deducted for market timing services. The Travelers deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC (formerly Copeland Financial Services, Inc.), a registered investment adviser and an affiliate of The Travelers which provides market timing services to participants in Account TSB.

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%. Additionally, for contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $18,772 and $122,498 of contingent deferred sales charges for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively.

4.  SUPPLEMENTARY INFORMATION
    (Selected data for a unit outstanding throughout each period.)


                                                                    SIX
                                                                   MONTHS
                                                                   ENDED           FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30,   (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                 ----------  --------------------------------------------------
                                                                    2001       2000        1999      1998       1997      1996
                                                                    ----       ----        ----      ----       ----      ----
SELECTED PER UNIT DATA:
    Total investment income.....................................  $   .041   $  .096   $    .076  $   .078   $   .077   $  .057
    Operating expenses..........................................      .022      .042        .041      .040        .39      .030
                                                                  ---------  --------  ---------  ---------  ---------  -------

    Net investment income.......................................      .019      .054        .035      .038       .038      .027

    Unit value at beginning of period...........................     1.527     1.473       1.437     1.399      1.361     1.333
    Net realized and change in unrealized gains.................      .001       -          .001       -          -        .001
                                                                  ---------  --------  ---------  ---------  ---------  -------

    Unit value at end of period.................................  $  1.547   $ 1.527   $   1.473  $  1.437   $  1.399   $ 1.361
                                                                  =========  ========  =========  =========  =========  =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase  in unit value.................................  $    .02   $   .05   $    .04   $    .04   $    .04   $   .03
    Ratio of operating expenses to average net assets*..........     2.82%     2.82%      2.82%      2.82%      2.82%     2.82%
    Ratio of net investment income to average net assets*.......     2.48%     3.61%      2.38%      2.71%      2.77%     2.47%
    Number of units outstanding at end of period (thousands)....    61,647    75,112    109,666    137,067     47,262    54,565


   *Annualized

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2001


                                   PRINCIPAL       MARKET
                                    AMOUNT         VALUE
                                  -----------   -----------
SHORT-TERM INVESTMENTS (100%)

 COMMERCIAL PAPER (100%)
  Abbey National North American,
   Inc., 3.67% due September
   17, 2001                       $  4,395,000  $  4,358,785
  Air Liquide US LLC,
   3.79% due July 23, 2001           4,500,000    4,488,592
  American Express Credit
   Corp., 4.03% due July 05,
   2001                              4,000,000    3,997,340
  Asset Securitization
   Corp., 4.08% due
   July 6, 2001                      4,500,000    4,496,526
  Bayer Corp.,
   3.96% due July 13,
   2001                              4,500,000    4,493,232
  Blueridge Asset
  Funding Corp., 3.86% due
  July 18, 2001                      3,790,000    3,782,340
  CIT Group Holdings,
   Inc., 3.72% due August 20,
   2001                              4,500,000    4,475,723
  DE Funding Corp.,
   4.03% due July 18,
   2001                              4,500,000    4,490,905
  Eastman Kodak Co.,
   4.10% due August 8,
   2001                              4,000,000    3,983,316
  Emerald  Program,
   3.96% due August 2,
   2001                              4,500,000    4,484,003
  Emerson Electronic Co.,
   4.04 % due July 10,
   2001                              4,500,000    4,494,623
  Ford Motor Credit Co.,
   3.96 % due July 12,
   2001                              4,500,000    4,493,691


                                   PRINCIPAL      MARKET
                                    AMOUNT        VALUE
                                  -----------   ----------
 COMMERCIAL PAPER (CONTINUED)
  GE Capital Corp.,
   3.71% due August 1, 2001       $  4,500,000  $ 4,484,466
  Household Finance Corp.,
   4.20% due July 2, 2001            1,250,000    1,249,856
  McDonald's Corp.,
   4.81% due March 7, 2002           2,000,000    2,008,054
  Merrill Lynch & Co., Inc.,
   4.01% due September 13, 2001      5,000,000    5,000,251
  National Rural Utilities Coop.
   Finance Corp., 4.07% due
   July 10, 2001                     4,400,000    4,394,742
  Preferred Resources Funding
   Corp., 3.90% due July 23,
   2001                              4,500,000    4,488,593
  Sheffield Resources Corp.,
   3.83% due July 20, 2001           4,360,000    4,350,286
  Texaco, Inc.,
   3.74% due August 15, 2001         4,500,000    4,478,008
  Tribune Co., 3.98% due
   July 26, 2001                     4,500,000    4,487,220
  UBS Finance, Inc.,
   4.20% due July 2, 2001            4,010,000    4,009,539
  Windmill Funding Corp.,
   4.04% due July 16, 2001           4,500,000    4,491,837
                                                 -----------

   TOTAL INVESTMENTS (100%)
    (COST $95,491,433)                          $95,481,928
                                                 ===========


                        See Notes to Financial Statements

                                  THE TRAVELERS
                                TIMED AGGRESSIVE
                                  STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES


The Travelers Timed Aggressive Stock Account for Variable Annuities ("Account TAS") is managed by the Travelers Investment Management Company ("TIMCO"). TIMCO manages Account TAS to provide diversified exposure to the mid- and small-capitalization sector of the U.S. equity market, while maintaining a highly marketable portfolio of common stocks and related financial instruments in order to accommodate cash flows associated with market-timing moves. Stock selection is based on a disciplined quantitative screening process that favors companies that are able to grow earnings above consensus expectations and offer attractive relative value. In order to achieve consistent relative performance, we manage the portfolio to mirror the overall risk, sector weightings and growth/value style characteristics of the Standard & Poor's 400 Mid Cap Stock Index ("S&P 400"). The S&P 400 is a value-weighted index comprised of mid- and small-company stocks.

For the six months ending June 30, 2001, Account TAS had a total loss of 0.2%, before fees and expenses, lagging the 1.0% total return of the S&P 400. Net of fees and expenses, Account TAS's total loss of 1.6% for the first half of 2001 was comparable to the loss of 1.7% median return achieved by variable annuity stock funds in the Lipper Mid Cap Core Category. On a trailing twelve month basis as of June 30, 2001, Account TAS's total return of 4.2%, net of fees and expenses, was ahead of the Lipper Mid Cap Core median loss of 3.3%. A discussion of portfolio performance in each of the first two quarters of 2001 is presented next.

The bulk of our underperformance came in the month of January when low market cap and low price stocks rose sharply and outperformed the largest size quintile stocks within the S&P 400 universe by a wide margin. Our approach to mid cap investing is conscious of the liquidity and bankruptcy risks involved in smaller cap stocks. As a general rule, we avoid stocks trading below $5 in price and also those that are followed by less than 3 analysts.

While we match our average size and market cap exposure to the benchmark, we were modestly underweight in the lower size quintile stocks. This size bias hurt stock selection across all sectors and proved to be the dominant factor behind our underperformance in January.

Our stock selection models produced mixed results in the first two quarters of 2001. Stocks rated well by our models based on rising earnings expectations and price momentum did not perform well. Our valuation signals did produce good relative performance. Our earnings-related signals tend to create a marginal overweight position in higher earnings growth stocks. Higher growth stocks underperformed in the first quarter as investors forced valuation multiples on such stocks lower.

In early 2001, we were hurt in the Technology sector from not owning several low price stocks such as Legato Systems and Informix which rose by over 100%. In the Health Care sector, several winners from the preceding year such as Trigon Healthcare and IDEC Pharmaceuticals Corp. fell on profit-taking while biotech stocks such as Millenium Pharmaceuticals and Protein Design Laboratories lost ground in the first quarter.

Our performance attribution analysis for the second quarter indicates that stock selection was favorable in the Financial Services sector but adverse in the Technology sector. In the Financial Services sector, we were helped by strong performance from several regional banks such as Hibernia Corp., TCF Financial Corp. and City National Corp. as investors hoped for an economic recovery. We also gained from avoiding earnings disappointments at Silicon Valley Bancshares and Ambac Financial.

In the Technology sector, negative earnings pre-announcements at Acxiom, International Rectifier Corp. and Wind River Systems hurt performance. We also lost ground from underweight positions in several semiconductor and software stocks such as Vitesse Semiconductor, Jabil Circuit, Concord EFS and Qlogic which rose sharply in early April on the heels of the fourth Fed cut.

The U.S. stock market continues to experience a high level of volatility as hopes of a recovery based on monetary and fiscal stimulus clash with ongoing evidence of weak corporate profits and lack of earnings visibility in the intermediate term. In our disciplined approach to stock selection, we screen our research universe of over 800 mid cap securities for companies that offer improving earnings fundamentals at discounted stock valuations. We continue to focus on this dual theme of low valuations and improving earnings outlook as the basis of our stock selection.



PORTFOLIO MANAGER:  SANDIP A. BHAGAT, CFA


                                  [TIMCO LOGO]

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                  JUNE 30, 2001


ASSETS:
  Investment securities, at market value (cost $69,246,931)........................        $ 71,947,208
  Cash ............................................................................              23,098
  Receivables:
    Dividends .....................................................................              38,115
    Investment securities sold ....................................................               4,257
    Purchase payments and transfers from other Travelers accounts..................              28,285
    Variation on futures margin ...................................................               6,250
  Other assets ....................................................................                 108
                                                                                        ----------------

      Total Assets ................................................................          72,047,321
                                                                                        ----------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts .................              31,901
    Investment management and advisory fees .......................................               5,415
    Market timing fees ............................................................              19,338
    Insurance charges .............................................................              19,338
                                                                                        ----------------

      Total Liabilities ...........................................................              75,992
                                                                                        ----------------

NET ASSETS:
  (Applicable to 14,670,396 units outstanding at $4.906 per unit)..................        $ 71,971,329
                                                                                        ================


                        See Notes to Financial Statements

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001


INVESTMENT INCOME:
  Dividends ..........................................................       $    383,771
  Interest ...........................................................            193,916
                                                                         -----------------
    Total income .....................................................                         $    577,687

EXPENSES:
  Market timing fees ................................................             470,579
  Investment management and advisory fees ...........................             131,762
  Insurance charges .................................................             470,579
                                                                         -----------------

      Total expenses ................................................                             1,072,920
                                                                                            ----------------

        Net investment loss .........................................                              (495,233)
                                                                                            ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
        ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ........................          35,567,883
    Cost of investment securities sold ..............................          36,268,582
                                                                         -----------------

        Net realized loss ...........................................                              (700,699)

  Change in unrealized gain (loss) on investment securities:
    Unrealized gain at December 31, 2000 ............................           3,579,399
    Unrealized gain at June 30, 2001 ................................           2,700,277
                                                                         -----------------

      Net change in unrealized gain (loss) for the period............                              (879,122)
                                                                                            ----------------

        Net realized loss and change in unrealized gain (loss)  .....                            (1,579,821)
                                                                                            ----------------

  Net decrease in net assets resulting from operations ..............                          $ (2,075,054)
                                                                                            ================


                        See Notes to Financial Statements

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                             SIX MONTHS
                                                                               ENDED           YEAR ENDED
                                                                              JUNE 30,        DECEMBER 31,
                                                                                2001              2000
                                                                                ----              ----
                                                                             (UNAUDITED)
OPERATIONS:
  Net investment loss.................................................     $      (495,233)   $     (627,093)
  Net realized gain (loss) from investment security transactions......            (700,699)        8,433,881
  Net change in unrealized gain (loss) on investment securities ......            (879,122)       (2,331,031)
                                                                          -----------------  ----------------

    Net increase (decrease) in net assets resulting from operations ..          (2,075,054)        5,475,757
                                                                          -----------------  ----------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 734,164 and 585,332 units, respectively)  .........           3,511,483         2,792,157
  Participant transfers from other Travelers accounts
    (applicable to 970,091 and 346,667 units, respectively)  .........           4,576,684         1,666,471
  Market timing transfers from other Travelers timed accounts
    (applicable to 3,803,569 and 6,868,233 units, respectively).......          17,910,989        34,181,678
  Administrative charges
    (applicable to 11,449 and 14,696 units, respectively)  ...........             (54,883)          (70,684)
  Contract surrenders
    (applicable to 733,441 and 1,732,694 units, respectively)  .......          (3,530,981)       (8,158,333)
  Participant transfers to other Travelers accounts
    (applicable to 410,775 and 832,524 units, respectively)...........          (1,976,561)       (3,950,133)
  Market timing transfers to other Travelers timed accounts
    (applicable to 3,591,204 and 6,444,823 units, respectively)  .....         (15,736,448)      (28,708,643)
  Other payments to participants
    (applicable to 13,636 and 32,839 units, respectively)  ...........             (67,161)         (164,002)
                                                                          -----------------  ----------------

    Net increase (decrease) in net assets resulting from unit                    4,633,122        (2,411,489)
     transactions....................................................    -----------------  ----------------

      Net increase in net assets .....................................           2,558,068         3,064,268

NET ASSETS:
  Beginning of period ................................................          69,413,261        66,348,993
                                                                          -----------------  ----------------

  End of period ......................................................     $    71,971,329    $   69,413,261
                                                                          =================  ================


                        See Notes to Financial Statements

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Timed Aggressive Stock Account for Variable Annuities ("Account TAS") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Account TAS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into market timing service agreements with an affiliate of The Travelers, which provide for the transfer of participants' funds to certain other timed accounts of The Travelers, at the discretion of the market timers.

    The following is a summary of significant accounting policies consistently followed by Account TAS in the preparation of its financial statements.

    SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

    Short-term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

    FUTURES CONTRACTS. Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

    It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

    Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. However, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

    OPTIONS. Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation.

    REPURCHASE AGREEMENTS. When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire.

    FEDERAL INCOME TAXES. The operations of Account TAS form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TAS. Account TAS is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $30,450,471 and $20,955,526, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $913,184 and $1,769,775, respectively, for the six months ended June 30, 2001. Realized gains and losses from investment security transactions are reported on an identified cost basis.

    Account TAS placed a portion of its security transactions with brokerage firms which are affiliates of The Travelers. The commissions paid to these affiliated firms was $2,620 for the year ended December 31, 2000 and there were no commissions paid to these affiliated firms for the six months ended June 30, 2001.

    At June 30, 2001, Account TAS held 2 open S&P 400 MidCap Index futures contracts expiring in September, 2001. The underlying face value, or notional value, of these contracts at June 30, 2001 amounted to $522,500. In connection with these contracts, short-term investments with a par value of $150,000 had been pledged as margin deposits.

    Net realized gains (losses) resulting from futures contracts were $196,349 and ($851,011) for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively. These gains (losses) are included in the net realized gain from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for June 30, 2001 is shown on the Statement of Assets and Liabilities as a receivable for variation on futures margin.

3.  CONTRACT CHARGES

    Investment management and advisory fees are calculated daily at an annual rate of 0.35% of Account TAS's average net assets. These fees are paid to Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

    A market timing fee equivalent on an annual basis to 1.25% of the average net assets of Account TAS is deducted for market timing services. The Travelers deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC (formerly Copeland Financial Services, Inc.), a registered investment adviser and an affiliate of The Travelers which provides market timing services to participants in Account TAS.

    Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%. Additionally, for contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $18,210 and $58,781 of contingent deferred sales charges for the six months ended June 30, 2001 and the year ended December 31, 2000, respectively.

4.  SUPPLEMENTARY INFORMATION
    (Selected data for a unit outstanding throughout each period.)


                                                                    SIX
                                                                   MONTHS
                                                                   ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                                                  JUNE 30,    (DERIVED FROM AUDITED FINANCIAL INFORMATION)
                                                                 ---------- -------------------------------------------------
                                                                    2001      2000      1999      1998      1997      1996
                                                                    ----      ----      ----      ----      ----      ----
SELECTED PER UNIT DATA:
    Total investment income...................................    $  .035   $  .084   $  .052   $  .056   $  .063   $  .041
    Operating expenses........................................       .068      .135      .110      .098      .085      .069
                                                                  --------  --------  --------  --------  --------  --------

    Net investment loss.......................................      (.033)    (.051)   .(.058)    (.042)    (.022)    (.028)

    Unit value at beginning of period.........................      4.986     4.371     3.907     3.389     2.623     2.253
    Net realized and change in unrealized gains (losses)            (.047)     .666      .522+     .560      .788      .398
                                                                  --------  --------  --------  --------  --------  --------

    Unit value at end of period...............................    $ 4.906   $ 4.986   $ 4.371   $ 3.907   $ 3.389   $ 2.623
                                                                  ========  ========  ========  ========  ========  ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value.....................   $   (.08)  $   .61   $   .46   $   .52   $   .77   $   .37
    Ratio of operating expenses to average net assets*........      2.85%     2.85%     2.85%     2.85%     2.85%     2.84%
    Ratio of net investment loss to average net assets*.......     (1.39)%   (1.06)%   (1.49)%   (1.21)%    (.76)%   (1.13)%
    Number of units outstanding at end of period (thousands)..      14,670    13,923    15,180    16,452    25,865    30,167
    Portfolio turnover rate...................................         33%      106%       85%      113%       92%       98%


   *Annualized

   +Includes a reimbursement of $56,058 from the investment adviser, TIMCO.

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2001


                              NO. OF      MARKET
                              SHARES       VALUE
                            ----------  -----------
COMMON STOCKS (98.3%)
 AEROSPACE (0.2%)
  Precision Castparts Corp.     3,400   $  127,228
                                        -----------
 AUTOMOTIVE (1.1%)
  ArvinMeritor, Inc.           15,050      251,937
  Borg Warner, Inc.             4,400      218,328
  Lear Corp. (A)                9,100      317,590
                                        -----------
                                           787,855
                                        -----------
 BANKING (9.7%)
  Associated Banc-Corp.         8,362      297,687
  City National Corp.          11,300      500,477
  Compass Bancshares, Inc.      8,600      227,470
  Dime Bancorp.                 5,300      197,425
  First Tennesse National
    Corp.                      14,300      496,353
  First Virginia Banks,
    Inc.                        3,100      146,072
  Golden State Bancorp.         4,400      135,520
  Hibernia Corp.               25,200      448,560
  Leucadia National             7,400      240,130
  M&T Bank Corp.                7,900      596,450
  Marshall & Ilsley Corp.       9,400      506,660
  Mercantile Bankshares
    Corp.                      10,450      408,856
  National Communications
    BanCorp.                   19,500      476,482
  NationsBank Corp. (A)         7,800      229,827
  North Fork Bancorp.,Inc.     11,300      350,300
  Pacific Century Financial    13,900      358,481
  Provident Financial Group     8,600      283,069
  Sovereign Bancorp., Inc.     17,700      226,648
  TCF Financial Corp.           9,600      444,576
  Zions Bancorp.                6,300      371,511
                                        -----------
                                         6,942,554
                                        -----------
 BEVERAGE (0.3%)
  Pepsi Bottling Group          6,200      248,620
                                        -----------

 BROKERAGE (1.3%)
  A.G. Edwards, Inc.           12,050      542,250
  Legg Mason , Inc.             5,300      263,728
  Waddell and Reed
    Financial                   4,300      136,525
                                        -----------
                                           942,503
                                        -----------
 BUILDING MATERIALS (0.4%)
  Martin Marietta
    Material, Inc.              4,700      232,603
  USG Corp.                     3,800       16,036
                                        -----------
                                           248,639
                                        -----------
 CAPITAL GOODS (2.1%)
  American Standard Co. (A)     9,200      552,920
  Minerals Technologies         2,600      111,592
  Tecumseh Products Co.         5,300      261,820
  Waters Corp. (A)              9,400      259,534
  York International Corp.      8,700      304,674
                                        -----------
                                         1,490,540
                                        -----------


                              NO. OF      MARKET
                              SHARES       VALUE
                            ----------   ----------
 CHEMICALS (4.1%)
  Albemarle Corp.              13,300   $  308,161
  Cabot Corp.                  10,700      385,414
  Church & Dwight               8,400      213,780
  Crompton Corp.               13,300      144,970
  IMC Global                   11,200      114,240
  IVAX Corp. (A)               22,625      882,375
  Lubrizol Corp.                8,700      270,135
  Lyondell Chemical             9,500      146,110
  Mylan Laboratories, Inc.      8,200      230,666
  Solutia, Inc.                19,000      242,250
                                        -----------
                                         2,938,101
                                        -----------
 CONSUMER (2.1%)
  DST Systems, Inc. (A)        11,700      616,590
  Furniture Brands, Inc.(A)    12,000      336,000
  Outback Steakhouse, Inc.(A)  10,800      311,040
  Viad Corp.                    9,100      240,240
                                        -----------
                                         1,503,870
                                        -----------
 ELECTRIC UTILITIES (6.2%)
  Allete                       18,700      420,750
  Alliant Energy Corp.          9,100      265,265
  DPL, Inc.                    15,700      454,672
  DQE                           8,200      184,500
  Energy East                   9,100      190,281
  Idacorp, Inc.                 6,800      237,184
  Montana Power Co. (A)        14,000      162,400
  Northeast Utilities          11,300      234,475
  OGE Energy Corp.             15,700      354,977
  Public Service Of New
    Mexico                      9,300      298,530
  SCANA Corp.                  12,100      343,640
  TECO Energy, Inc.            17,600      536,800
  UtiliCorp United              8,700      267,177
  Vectren Corp.                 7,800      161,460
  Wisconsin Energy Corp.       15,700      373,189
                                        -----------
                                         4,485,300
                                        -----------
 ENERGY (1.1%)
  Covanta Energy (A)           14,700      271,362
  Helmerich & Payne, Inc.       3,800      117,762
  Ocean Energy, Inc.           14,900      260,005
  Pioneer Natural
    Resources (A)               8,700      148,335
                                        -----------
                                           797,464
                                        -----------
 ENTERTAINMENT (1.0%)
  Electronic Arts, Inc. (A)    12,000      692,400
                                        -----------

 ENVIRONMENTAL (0.3%)
  Micrel Inc. (A)               6,700      216,042
                                        -----------

                              NO. OF      MARKET
                              SHARES       VALUE
                            ----------  -----------
 FINANCE (4.3%)
  American Financial Group
    Holdings                    7,500   $  227,250
  AmeriCredit Corp. (A)        11,500      597,425
  BISYS Group (A)               6,600      379,830
  E*Trade Group (A)            20,000      129,000
  Greenpoint Financial Co.     11,700      449,280
  Heller Financial, Inc.        8,700      348,000
  Investors Finance
    Services                    4,500      313,717
  Neuberger Berman              1,900      129,200
  SEI Investments              11,100      528,083
                                        -----------
                                         3,101,785
                                        -----------
 FOOD (2.5%)
  Brinker International,
    Inc. (A)                   12,050      311,493
  Hormel Foods                 21,300      518,442
  McCormick & Co.              10,700      449,614
  Suiza Foods Co. (A)           7,700      408,870
  Tyson Foods, Inc.             9,400       86,574
                                        -----------
                                         1,774,993
                                        -----------
 GAMING (1.6%)
  International Game
    Technology (A)              9,100      569,569
  Mandalay Resort Group (A)    12,900      353,460
  Park Place Entertainment(A)  20,800      251,680
                                        -----------
                                         1,174,709
                                        -----------
 HEALTHCARE (4.3%)
  Beckman Coulter, Inc.         6,200      252,960
  COR Therapeutics (A)          4,500      136,598
  Covance, Inc. (A)             4,200       95,130
  Express Scripts, Inc. (A)    11,800      647,997
  Health Management
    Associates, Inc. (A)       17,975      378,194
  Health Net (A)               12,400      215,760
  Minimed, Inc. (A)             4,900      233,485
  Quest Diagnostics, Inc. (A)   8,600      643,710
  Trigon Healthcare, Inc. (A)   6,300      408,555
  VISX, Inc.  (A)               5,100       98,685
                                        -----------
                                         3,111,074
                                        -----------
 HOME CONSTRUCTION (0.5%)
  Clayton Homes, Inc.           9,537      149,922
  Lennar Corp.                  5,000      208,500
                                        -----------
                                           358,422
                                        -----------
 INDEPENDENT ENERGY (0.2%)
  Noble Affiliates, Inc.        4,900      173,215
                                        -----------

 INDUSTRIAL (3.7%)
  Devry, Inc. (A)               7,700      278,124
  Grant Prideco, Inc. (A)       9,100      159,159
  Herman Miller, Inc.           8,400      210,000
  Hillenbrand Industries,
    Inc.                        8,100      462,591
  Jacobs Engineering Group (A)  3,500      228,305
  National Oilwell, Inc. (A)    6,300      168,840
  Pentair, Inc.                 8,100      273,780
  Quanta Service, Inc. (A)      8,100      178,524
  SPX Corp. (A)                 3,200      400,576
  United Rentals (A)           10,400      269,880
                                        -----------
                                         2,629,779
                                        -----------


                              NO. OF      MARKET
                              SHARES       VALUE
                            ----------   ----------
 INSURANCE (3.6%)
  Everest Reinsurance
    Group Ltd.                  5,200   $  388,960
  Gallagher (Arthur J) &
    Co.                         7,000      182,000
  MONY Group, Inc.              3,800      152,494
  Old Republic
    International Corp.        15,750      456,750
  Oxford Health Plans,
    Inc. (A)                    6,400      183,040
  PMI Group, Inc.               7,500      537,450
  Protective Life Corp.         9,300      319,641
  Radian Group                  8,200      331,690
                                        -----------
                                         2,552,025
                                        -----------
 INTEGRATED ENERGY (0.1%)
  Pennzoil-Quaker State Co.     6,700       75,040
                                        -----------

 MEDIA NON-CABLE (2.6%)
  Belo (A.H.) Corp.            13,000      244,920
  Emmis Communications (A)      4,400      135,498
  Hispanic Broadcasting
    Corp. (A)                   7,500      215,175
  Readers Digest
    Association, Inc.           4,800      138,000
  Scholastic Corp. (A)          5,600      251,972
  Valassis Communications (A)   7,300      261,340
  Washington Post Co.           1,110      637,140
                                        -----------
                                         1,884,045
                                        -----------
 METALS (0.2%)
  Ryerson Tull, Inc.           13,000      175,370
                                        -----------

 NATURAL GAS DISTRIBUTORS (1.1%)
  AGL Resources                 8,900      211,375
  Equitable Resources           6,000      199,860
  National Fuel Gas Co.         3,000      155,970
  Questar Corp.                 8,600      212,936
                                        -----------
                                           780,141
                                        -----------
 OIL FIELD (3.5%)
  BJ Services Co. (A)          14,800      420,024
  Cooper Cameron (A)            4,000      223,200
  Ensco International, Inc.    11,300      264,420
  Global Marine, Inc. (A)      14,700      273,861
  Hanover Compressor (A)        4,900      162,141
  Marine Drilling (A)           4,800       91,728
  Smith International ,
    Inc. (A)                    4,300      257,570
  Tidewater, Inc.               5,500      207,350
  Varco International,
    Inc. (A)                    9,050      168,421
  Weatherford
    International, Inc. (A)     9,100      436,800
                                        -----------
                                         2,505,515
                                        -----------
 PAPER (1.8%)
  Bowater, Inc.                 7,700      344,498
  Georgia-Pacific Group        11,500      411,125
  Reynolds & Reynolds Co.      13,100      287,545
  Sonoco Products Co.           8,550      212,724
                                        -----------
                                         1,255,892
                                        -----------

                              NO. OF      MARKET
                              SHARES       VALUE
                            ----------  -----------
 PHARMACEUTICALS (7.0%)
  AmeriSource Health Co.(A)     6,600   $  364,980
  Barr Laboratories (A)         2,900      204,189
  Bergen Brunswig Corp.        17,400      334,428
  Genzyme Corp. (A)            15,200      931,000
  Gilead Sciences, Inc. (A)     6,900      401,718
  ICN Pharmaceuticals, Inc.     6,400      203,008
  IDEC Pharmaceuticals
    Corp. (A)                  12,900      870,750
  Incyte Genomics, Inc. (A)     4,900      119,389
  Millennium
    Pharmaceuticals (A)        17,100      605,169
  Omnicare, Inc.                8,700      175,740
  Protein Design
    Laboratories (A)            3,800      329,669
  Sepracor (A)                  6,500      258,602
  Vertex Pharmaceuticals,
    Inc. (A)                    5,100      245,514
                                       ------------
                                         5,044,156
                                       ------------
 RAILROADS (0.2%)
  Trinity Industries            6,800      142,052
                                       ------------

 REFINING (1.1%)
  Murphy Oil Corp.              3,900      287,040
  Ultramar Diamond
    Shamrock Corp.              6,900      326,025
  Valero Energy Corp.           4,900      180,222
                                       ------------
                                           793,287
                                       ------------
 RETAILERS (5.7%)
  Abercrombie & Fitch Co.(A)    7,700      342,650
  Barnes & Noble, Inc. (A)      7,800      306,930
  BJ's Wholesale Club (A)      10,100      537,926
  Callaway Golf Co.            17,700      279,660
  CDW Computer Centers,
    Inc. (A)                    6,800      270,334
  Dollar Tree Stores (A)        5,500      152,460
  Family Direct Stores,
    Inc.                       18,300      469,029
  Fastenal Co.                  3,000      185,520
  Jones Apparel Group,
    Inc. (A)                   12,600      544,320
  Neiman Marcus Group,
    Inc.  (A)                   5,500      170,500
  Payless ShoeSource, Inc.(A)   3,500      226,450
  Westwood One, Inc. (A)       10,100      372,185
  Williams-Sonoma, Inc. (A)     6,900      267,858
                                       ------------
                                         4,125,822
                                       ------------
 SERVICES (4.4%)
  American Outfitters,
    Inc. (A)                    5,450      188,951
  Apogent Technologies (A)      4,300      105,780
  Apollo Group, Inc. (A)       14,950      634,852
  Cadence Design Systems (A)   21,550      401,476
  Concord EFS, Inc.  (A)        2,700      145,409
  First Health Group (A)       10,600      259,011
  Lincare Holdings, Inc.(A)     8,400      257,838
  Manpower, Inc.                9,400      281,060
  STERIS Corp. (A)              9,300      186,465
  Sungard Data Systems,
    Inc. (A)                   24,400      732,244
                                       ------------
                                         3,193,086
                                       ------------
 TECHNOLOGY (14.1%)
  Advent Software, Inc. (A)     2,500      156,375
  Affiliated Computer
    Services (A)                4,900      352,359
  Applications Software (A)     7,800      252,954
  Arrow Electronics, Inc. (A)  10,500      255,045
  Atmel Corp. (A)              38,200      506,150
  Avnet, Inc.                  10,600      237,652
  Avocent Corp. (A)             8,400      190,050
  CheckFree Corp. (A)           4,900      172,284

                              NO. OF      MARKET
                              SHARES       VALUE
                            ----------   ----------
 TECHNOLOGY (CONTINUED)
  Cirrus Logic, Inc. (A)        6,300   $  145,121
  Credence Systems Corp. (A)    6,200      150,257
  Cypress Semiconductor (A)    16,800      400,680
  DSP Group (A)                 5,300      112,572
  Fiserv, Inc. (A)              2,525      160,287
  Harris Corp.                 10,200      277,542
  Henry (Jack) &
    Associates, Inc.            7,000      218,365
  InFocus, Corp. (A)            6,100      113,125
  Integrated Device
    Technologies Inc. (A)       8,400      263,340
  International Rectifier
    Corp. (A)                   6,500      221,650
  Level 3 Communications
    Inc. (A)                    5,300      404,390
  Lam Research Corp. (A)       15,100      446,582
  Lattice Semiconductor
    Corp. (A)                   5,300      130,910
  Macromedia, Inc. (A)          4,000       75,000
  Macrovision Corp. (A)         4,500      305,685
  Mentor Graphics (A)           6,400      114,848
  Microchip Technology ,
    Inc. (A)                    9,625      319,887
  Nvidia Corp. (A)              5,600      517,160
  Plexus Corp. (A)              7,000      227,255
  Quantum Corp. (A)            13,600      137,224
  Rational Software Corp. (A)  19,400      550,766
  SCI Systems, Inc. (A)        12,100      308,550
  Storage Technology Corp. (A) 14,300      196,768
  Structural Dynamics
    Research (A)               10,400      255,060
  Sybase, Inc. (A)             13,500      222,075
  Symantec Corp. (A)            6,500      282,132
  Synopsys, Inc. (A)            6,100      298,259
  Technology Data Corp. (A)     6,500      221,520
  3com Corp. (A)               16,400       77,080
  TranSwitch Corp. (A)         13,900      152,830
  TriQuint Semiconductor (A)   11,700      260,383
  Vishay Intertechnology,
    Inc. (A)                   13,087      301,001
  Wind River Systems (A)        8,700      148,205
                                       ------------
                                         10,139,378
                                       ------------
 TELECOMMUNICATIONS (3.4%)
  Advanced Fibre
    Communications (A)          9,700      200,160
  Broadwing, Inc. (A)          21,700      530,565
  CSG Systems
    International, Inc. (A)     7,100      402,605
  Polycom, Inc. (A)            12,300      287,389
  RF Micro Devices (A)         12,800      345,088
  Sawtek, Inc. (A)              5,700      133,637
  Telephone & Data
    Systems, Inc.               5,300      576,375
                                       ------------
                                         2,475,819
                                       ------------
 TOBACCO (0.9%)
  R.J. Reynolds Tobacco
    Holding, Inc.               9,600      524,160
  Universal Corp.               3,800      150,708
                                       ------------
                                           674,868
                                       ------------
 TRANSPORTATION (1.6%)
  Atlas Air Worldwide (A)       5,700       80,712
  C.H. Robinson Worldwide,
    Inc.                       11,900      328,440
  CNF Transportation            6,400      180,800
  Expeditors International
    Washington                  4,000      218,000
  GATX Corp.                    8,200      328,820
                                       ------------
                                         1,136,772
                                       ------------
  TOTAL COMMON STOCKS
   (COST $67,998,212)                    70,698,361
                                       ------------

                             PRINCIPAL         MARKET
                              AMOUNT            VALUE
                            ----------      ------------
SHORT-TERM INVESTMENTS (1.7%)
 COMMERCIAL PAPER (1.5%)
  Household Finance Corp.,
   4.20% due July 2, 2001   $1,100,000      $ 1,099,873
                                            ------------

 U.S. TREASURY (0.2%)
  United States of America
   Treasury, 4.10 % due
   August 16, 2001 (B)          75,000           74,673
  United States of America
   Treasury, 4.00% due
   October 4, 2001 (B)          75,000           74,301
                                            ------------
                                                148,974
                                            ------------
   TOTAL SHORT-TERM
   INVESTMENTS (COST $1,248,719)              1,248,847
                                            ------------


                             NOTIONAL
                              VALUE
                            ----------
FUTURES CONTRACTS (0.0%)
 S&P 400 Mid Cap Index,
  Exp. September, 2001 (C)  $ 522,500                 -
                                            ------------


  TOTAL INVESTMENTS (100%)

   (COST $69,246,931) (D)                   $ 71,947,208
                                            ============


NOTES

(A) Non-income Producing Security.

(B) Par value of $150,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TAS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TAS uses futures contracts as a substitute for holding individual securities.

(D) At June 30, 2001, net unrealized appreciation for all securities was $2,700,277. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost of $9,604,647 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value of $6,904,370.


                        See Notes to Financial Statements

                               Investment Advisers
                     TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES




                             Independent Accountants
                                    KPMG LLP
                              Hartford, Connecticut



                                    Custodian
                         THE CHASE MANHATTAN BANK, N.A.
                               New York, New York



The financial information included herein has been taken from the records of The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities. This financial information has not been audited by the Accounts' independent accountants, who therefore express no opinion concerning its accuracy. However, it is management's opinion that all proper adjustments have been made.


This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities or The Travelers Timed Aggressive Stock Account for Variable Annuities. It should not be used in connection with any offer except in conjunction with the Universal Annuity Prospectus which contains all pertinent information, including the applicable sales commissions.


VG-182 (Semi-Annual) (6-01) Printed in U.S.A.